Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts and customer deductions	$ 10,567	$ 5,353
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000
Common stock, shares issued	98,172	98,143